Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 229,752	£ 210,184
Cash collateral and settlement balances	130,532	119,843
Debt securities at amortised cost	68,475	68,210
Loans and advances at amortised cost to banks	8,638	8,327
Loans and advances at amortised cost to customers	352,885	337,946
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Trading portfolio assets	190,061	166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial instruments	252,459	293,530
Financial assets at fair value through other comprehensive income	74,394	78,059
Investments in associates and joint ventures	739	891
Goodwill and intangible assets	8,284	8,275
Property, plant and equipment	3,720	3,604
Current tax assets	276	155
Deferred tax assets	4,992	6,321
Retirement benefit assets	3,308	3,263
Assets included in disposal group classified as held for sale	5,932	9,854
Other assets	5,239	4,819
Total assets	1,544,165	1,518,202
Liabilities
Deposits at amortised cost from banks	20,413	13,203
Deposits at amortised cost from customers	565,200	547,460
Cash collateral and settlement balances	117,583	106,229
Repurchase agreements and other similar secured borrowing at amortised cost	25,170	39,415
Debt securities in issue	119,033	92,402
Subordinated liabilities	12,954	11,921
Trading portfolio liabilities	57,737	56,908
Financial liabilities designated at fair value	294,108	282,224
Derivative financial instruments	240,808	279,415
Current tax liabilities	868	566
Deferred tax liabilities	13	18
Retirement benefit liabilities	265	240
Provisions	1,664	1,383
Liabilities included in disposal group classified as held for sale	0	3,726
Other liabilities	10,113	10,611
Total liabilities	1,465,929	1,445,721
Equity
Called up share capital and share premium	4,178	4,186
Other equity instruments	12,725	12,075
Other reserves	1,628	(468)
Retained earnings	59,253	56,028
Total equity excluding non-controlling interests	77,784	71,821
Non-controlling interests	452	660
Total equity	78,236	72,481
Total liabilities and equity	£ 1,544,165	£ 1,518,202